STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2001) VALUES
---------------------                 ----------------------------------
1 YEAR     -9.01%                     GROWTH INSTITUTIONAL   $25,978.45
5 YEAR      9.55%                     S&P 500                $29,110.12
INCEPTION  12.30%


            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN OO
                    GROWTH RETAIL PORTFOLIO AND S&P 500 INDEX

[GRAPHIC OMITTED]


AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2001) VALUES
---------------------                 ----------------------------------
1 YEAR     -9.39%                     GROWTH RETAIL         $12,545.10
5 YEAR      N/A                       S&P 500               $12,484.28
INCEPTION   5.86%

Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Growth   Portfolio   Institutional   Shares  for  the  period  October  8,  1993
(inception)  through  December 31, 2001.
Growth Portfolio Retail Shares for the period January 7, 1998 (inception) throught December 31, 2001.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO AND
                MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2001) VALUES
---------------------                 ----------------------------------
1 YEAR       7.22%            GOVERNMENT SECURITIES INSTITUTIONAL   $15,151.06
5 YEAR       6.05%            MERRILL LYNCH U.S. TREASURY
INCEPTION    5.18%            INTER-TERM BOND                       $15,892.68




             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   GOVERNMENT SECURITIES RETAIL PORTFOLIO AND
               MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX


[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                 END OF PERIOD (12/31/2001) VALUES
---------------------                 ----------------------------------
1 YEAR       6.90%            GOVERNMENT SECURITIES RETAIL          $12,261.63
5 YEAR        N/A             MERRILL LYNCH U.S. TREASURY
INCEPTION    5.28%            INTER-TERM BOND                       $12,682.31

Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capitals gains.
Past performance is not predictive of future performance.
Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2001.
Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2001.

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2001

                                GROWTH PORTFOLIO

                                                      Percent
                                                      of Net        Market
    Shares        COMMON STOCK - 98.89%               Assets        Value
    ------        ---------------------               ------        -----

               AUTO/TRUCK/PARTS                        4.34%
               ----------------
    35,000     Autozone, Inc.*                                   $2,513,000

               BUILDING MATERIALS/CONSTRUCTION         1.98%
               -------------------------------
    30,000     York International Corp.                           1,143,900

               CHEMICALS                               3.26%
               ---------
    20,000     Air Products, Inc                                    938,200
    28,000     Dow Chemical Company                                 945,840
                                                                  ---------
                                                                  1,884,040

               COMPUTER PRODUCTS                       2.60%
               -----------------
    22,000     Emc Corp.                                            295,680
    10,000     IBM Corp.                                          1,209,600
                                                                  ---------
                                                                  1,505,280

               COMPUTER SOFTWARE                       6.65%
               -----------------
    15,000     Electronic Data Services                           1,028,250
    20,000     Microsoft Corp.*                                   1,325,000
    14,000     Nvidia Corp.*                                        936,600
    20,000     Siebel Systems, Inc.*                                559,600
                                                                  ---------
                                                                  3,849,450

               DIVERSIFIED OPERATIONS                  3.40%
               ----------------------
        26     Berkshire Hathaway, Inc.*                          1,965,600

               ELECTRONICS                             7.56%
               -----------
    25,000     Applied Materials, Inc.*                           1,002,500
    35,000     Flextronics International Ltd.*                      839,650
    25,000     Intel Corp.                                          786,250
     9,000     QLogic Corp.*                                        400,590
    23,000     Texas Instruments, Inc.                              644,000
    18,000     Xilinx, Inc.*                                        702,900
                                                                  ---------
                                                                  4,375,890

               FINANCIAL SERVICES                     10.17%
               ------------------
    27,000     Citigroup, Inc.                                    1,362,960
    45,000     US Bancorp                                           941,850
    20,000     H & R Block, Inc.                                    894,000
    32,000     USA Education, Inc.                                2,688,640
                                                                  ---------
                                                                  5,887,450

               FOOD\BEVERAGE\TOBACCO                   2.52%
               ---------------------
    30,000     Pepisco, Inc                                       1,460,700

                                  STRATUS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2001

                                GROWTH PORTFOLIO

                                                      Percent
                                                      of Net        Market
    Shares                                            Assets        Value
    ------                                            ------        -----

               Gas-Distribution                        1.52%
               ----------------
    35,000     Questar Corp.                                       $876,750

               HOUSEHOLD PRODUCTS/WARES                1.96%
               ------------------------
    30,000     Black & Decker Corp.                               1,131,900

               INSURANCE                               1.65%
               ---------
    12,000     American International Group                         952,800

               IRON\STEEL                              1.10%
               ----------
    12,000     Nucor Corp                                           635,520

               MANUFACTURING                          10.85%
               -------------
    20,000     Avon Products, Inc.                                  930,000
    20,000     General Electric Co.                                 801,600
    20,000     Harley-Davidson, Inc.                              1,086,200
    30,000     Mattel, Inc                                          516,000
    50,000     Tyco International Ltd.                            2,945,000
                                                                  ---------
                                                                  6,278,800

               MEDICAL SUPPLIES/SERVICE                6.63%
               ------------------------
    30,000     Baxter International, Inc.                         1,608,900
    10,000     Barr Laboratories, Inc.*                             793,600
    12,000     Cardinal Health, Inc.                                775,920
     8,000     UnitedHealth Group, Inc                              655,600
                                                                  ---------
                                                                  3,834,020

               METALS/MINING                           1.54%
               -------------
    25,000     Alcoa, Inc.                                          888,750

               OIL COMPANY-INTEGRATED                  5.04%
               ----------------------
    18,000     Anadarko Petroleum Corp.                             682,200
    25,000     Occidental Petroleum Corp                            663,250
    40,000     Exxon Mobil Corp.                                  1,572,000
                                                                  ---------
                                                                  2,917,450

               OIL COMPANY- EXPLORATION                0.50%
               ------------------------
     6,500     El Paso Corp.                                        289,965

               PHARMACUETICAL/MEDICAL                  5.32%
               ----------------------
    10,000     Bristol Meyers Squibb Co                             510,000
    30,000     Johnson & Johnson                                  1,773,000
    20,000     Pfizer, Inc.                                         797,000
                                                                  ---------
                                                                  3,080,000

                                  STRATUS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2001

                                GROWTH PORTFOLIO


                                                      Percent
                                                      of Net         Market
    Shares                                            Assets          Value
    ------                                            ------          -----

               RETAIL STORE                            8.90%
               ------------
    15,000     Best Buy Company, Inc*                            $1,117,200
    15,000     Costo Wholesale Corp, Inc.*                          665,700
    20,000     CVS Corp.                                            592,000
    35,000     Lowe's Companies, Inc.                             1,624,350
    20,000     Wal-Mart Stores, Inc                               1,151,000
                                                                  ---------
                                                                  5,150,250

               SCHOOLS                                 2.72%
               -------
    35,000     Apollo Group, Inc.*                                1,575,350

               TELECOMMUNICATIONS                      1.66%
               ------------------
    30,000     LSI Logic Corp.*                                     473,400
    20,000     Nokia Corp.                                          490,600
                                                                    -------
                                                                    964,000

               TELECOMMUNICATIONS EQUIPMENT            0.17%
               ----------------------------
     2,000     Qualcomm, Inc                                        101,000

               TRANSPORTATION                          3.19%
               --------------
    10,000     Southwest Airlines Co.                             1,848,000

               UTILITIES                               3.28%
    25,000     TXU Corp.                                            943,000
    30,000     Waste Management, Inc                                957,300
                                                                  ---------
                                                                  1,900,300

               UTILITIES-ELECTRIC                      0.38%
               ------------------
    13,000     Calpine Corp.*                                       218,270


               TOTAL INVESTMENT IN SECURITIES
               (COST $48,535,655)                     98.89%    $57,228,435
               Cash equivalents                        1.21%        702,141
               Other assets, less liabilities         (0.10%)       (60,679)
                                                   ----------  -------------
               NET ASSETS                            100.00%    $57,869,897
                                                   ==========  =============

*Indicates non-income producing security

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

                           GOVERNMENT SECURITIES FUND


                                                            PERCENT
  Principal                                                  OF NET       MARKET
  Amount               U.S. Government Securities            Assets        Value
  ------               --------------------------            ------        -----

               Government Agency Bonds                       44.75%
 $2,000,000    Federal Home Loan Bond 6.055% due 10/15/02             $2,060,626
  2,500,000    Federal Home Loan Bond 4.625% due 8/13/04               2,554,005
  2,000,000    Federal Home Loan Bond 6.21% due 11/04/04               2,124,376
  2,000,000    Federal National Mtg. Assn. 6.35%  due 6/10/05          2,134,634
  1,000,000    Federal National Mtg. Assn. 5.75%  due 6/15/05          1,047,921
  1,000,000    Federal National Mtg. Assn. 6.90%  due 11/08/05         1,039,375
  3,500,000    Federal Home Loan Bond 5.375% due 5/15/06               3,586,387
  3,380,006    Federal National Mtg. Assn. Pool 6.00%  due 6/16/16     3,387,253
                                                                       ---------
                                                                      17,934,577

               MORTGAGE-BACKED SECURITIES                     7.34%
               --------------------------
  2,982,689    Federal Home Loan Pool Note 5.50% due 11/1/16           2,941,676


               TREASURY NOTES/BONDS                          21.96%
               --------------------
    500,000    U.S. Treasury Note 6.25% due 1/31/02                      501,797
  2,000,000    U.S. Treasury Note 6.625% due 3/31/02                   2,023,984
  3,000,000    U.S. Treasury Note 6.25% due 2/15/03                    3,133,125
  3,000,000    U.S. Treasury Note 5.75% due 8/15/03                    3,142,851
                                                                       ---------
                                                                       8,801,757

               CORPORATE BONDS                               17.53%
               ---------------
  1,000,000    Northern Trust Company 6.625% due 10/01/02              1,050,206
  1,000,000    General Electric 6.75% due 9/11/03                      1,054,662
  1,500,000    Wachovia 6.70% due 6/21/04                              1,586,111
  1,000,000    Ford Motor Credit 6.70% due 7/16/04                     1,014,745
  1,000,000    Walmart 6.55% due 8/10/04                               1,067,492
  1,250,000    Ford 6.875% due 2/1/06                                  1,252,899
                                                                       ---------
                                                                       7,026,115

               Total investment in securities
               (cost $35,532,888)                            91.58%  $36,704,124
               Cash equivalents                               7.39%    2,960,236
               Other assets, less liabilities                 1.03%      413,022
                                                            -------  -----------
               TOTAL NET ASSETS                             100.00%  $40,077,382
                                                            =======  ===========


                               STRATUS FUND, INC.
                       Statement of Assets and Liabilities
                                December 31, 2001
                                   (Unaudited)


                                                                               GOVERNMENT
                                                               GROWTH          SECURITIES
Assets:                                                       PORTFOLIO        PORTFOLIO
                                                           ----------------  ---------------
  Investments in securities, at market value
      (cost $48,535,655 and $35,532,888)                       $57,228,435      $36,704,125
     Cash equivalents                                              702,141        2,960,236
     Accrued interest and dividends receivable                      77,287          463,862
     Receivable for fund shares sold                                35,167           14,117
                                                              ------------     ------------
         Total assets                                          $58,043,030      $40,142,340
                                                              ============     ============

LIABILITIES:
     Accrued expenses, including investment
       management and distribution expense payable to
       adviser, administrator and distributor                       51,351           26,385
     Commissions payable for fund shares sold                           11                -
     Payable for fund shares redeemed                              121,771           38,572
                                                               -----------     ------------
         Total liabilities                                         173,133           64,957
                                                               -----------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK             $57,869,897      $40,077,382
                                                              ============     ============

NET ASSETS ARE REPRESENTED BY:
     Capital stock outstanding, at par (note 5)                     $4,144           $3,983
     Additional paid-in capital                                 56,190,747       39,410,176
     Accumulated undistributed net investment income                16,687            4,578
     Accumulated net realized loss on investments               (7,034,462)        (444,605)
     Unrealized appreciation (note 4)                            8,692,780        1,103,251
                                                              ------------     ------------
         Total net assets applicable to shares outstanding     $57,869,898      $40,077,383
                                                              ============     ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
     Institutional Shares of Capital Stock Outstanding           4,060,932        3,964,609
     Net Asset Value and offering price
      per share - Institutional Shares                              $13.97           $10.06
                                                                    ======           ======
     Retail Shares of Capital Stock Outstanding                     83,257           18,296
     Net Asset Value per share - Retail Shares                      $13.83           $10.06
                                                                    ======           ======

     See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             Statement of Operations
                       Six Months Ended December 31, 2001
                                   (Unaudited)


                                                                         GOVERNMENT
                                                          GROWTH         SECURITIES
                                                         PORTFOLIO        PORTFOLIO
                                                       -------------   -------------
Investment income:
      Dividends                                            $300,911               -
      Interest                                               56,122       1,081,487
                                                            -------      ----------
           Total investment income                          357,033       1,081,487
                                                           --------      ----------

EXPENSES (NOTE 3):
      Investment advisory fees                              214,490          96,382
      Administration fees                                    71,472          48,188
      Distribution expenses - Retail Class                    1,735             251
      Accounting                                              9,449           8,732
      Securities pricing                                      4,493           1,835
      Other operating expenses                               15,069          12,310
                                                           --------        --------
          Total expenses                                    316,708         167,698
                                                           --------        --------
           Net investment income                            $40,325        $913,789
                                                           ========        ========

REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS (NOTE 4):
      Net realized gain (loss)                          ($1,353,112)        $43,634
      Net unrealized appreciation (depreciation)
           Beginning of period                           (7,887,831)       (759,518)
           End of period                                  8,692,780       1,103,251
                                                         ----------      ----------
             Net unrealized appreciation                    804,949         343,733
                                                         ----------      ----------
             Net realized and unrealized gain (loss)
               on investments                              (548,163)        387,367
                                                         ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                           ($507,838)     $1,301,156
                                                         ==========      ==========

      See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                     SIX MONTHS ENDED DECEMBER 31, 2001 AND
                           THE YEAR ENDED JUNE 30,2001


                                                                GROWTH                             SECURITIES
                                                               PORTFOLIO                           PORTFOLIO
                                                   ---------------------------------     --------------------------------
                                                     PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                     DEC. 31, 2001    JUNE 30, 2001       DEC. 31, 2001     JUNE 30, 2001
                                                   ----------------- ---------------     ---------------- ----------------

Operations:
     Net investment income                                $40,325         $24,880            $894,699       $1,842,308
     Net realized gain (loss) on investments           (1,353,112)     (4,496,080)             43,634           94,601
     Unrealized appreciation (depreciation)               804,949      (4,629,458)            343,733          988,805
                                                     -------------   -------------       -------------    -------------
          Net increase (decrease) in net assets
            resting from operations                      (507,838)     (9,100,658)          1,282,066        2,925,714
                                                     -------------   -------------       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
          Institutional Class                              23,164          26,762             906,574        1,818,361
          Retail Class                                        474              -                    0            7,388
                                                     -------------   -------------       -------------    -------------
                                                           23,638          26,762             906,574        1,825,749
                                                     -------------   -------------       -------------    -------------
     Net realized gains
          Institutional Class                                 -         7,025,486                  -                -
          Retail Class                                        -           166,428                  -                -
                                                     -------------   -------------       -------------    -------------
                                                              -         7,191,914                  -                -
                                                     -------------   -------------       -------------    -------------
            Total Distributions                            23,638       7,218,676             906,574        1,825,749
                                                     -------------   -------------       -------------    -------------

CAPITAL SHARE TRANSACTIONS (NOTE 5):
     Proceeds from sales                                4,225,358       9,105,602           5,179,228        8,377,982
     Payment for redemptions                           (6,509,295)    (11,498,797)         (2,595,319)      (7,690,698)
     Reinvestment of net investment
       income and net realized gain distributions
       at net asset value                                  19,290       5,953,460             804,568        1,633,408
                                                     -------------   -------------       -------------    -------------
         Total increase (decrease) from capital
            share transactions                         (2,264,646)      3,560,265           3,388,476        2,320,692
                                                     -------------   -------------       -------------    -------------
         Total increase (decrease) in net assets       (2,796,122)    (12,759,069)          3,763,968        3,420,657

NET ASSETS:
     Beginning of period                             -------------   -------------       -------------    -------------
     End of period                                    $57,869,898     $60,666,020         $40,077,381      $36,313,413
                                                     =============   =============       =============    =============

     See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2001 and the
              Years Ended June 30, 2001, 2000, 1999, 1998, and 1997

                                                                        Growth Portfolio- Institutional Class
                                                   ----------------------------------------------------------------------------
                                                   Period Ended
                                                   Dec. 31, 2001      2001         2000         1999         1998         1997
                                                   -------------     ------       ------       ------       ------       ------
Net asset value:
      Beginning of period                               $14.05       $17.99       $19.51       $18.53       $17.07       $13.67
                                                        ------       ------       ------       ------       ------       ------
      Income from investment operations:
           Net investment income/(loss)                   0.06         0.01         0.00         0.06         0.11         0.22
           Net realized and unrealized gain/(loss)
             on investments                              (0.13)       (2.20)        1.31         2.53         3.45         3.99
                                                         ------       ------       -----        -----        -----         ----
      Total income/(loss) from investment operations     (0.07)       (2.19)        1.31         2.59         3.56         4.21
                                                         ------       ------       -----        -----        -----         ----

      Less distributions:
      Dividends from net investment income               (0.01)       (0.01)        0.00        (0.06)       (0.11)       (0.22)
      Distribution from capital gains                     0.00        (1.74)       (2.83)       (1.55)       (1.99)       (0.59)
                                                         -----        ------       ------       ------       ------       ------
           Total distributions                           (0.01)       (1.75)       (2.83)       (1.61)       (2.10)       (0.81)
                                                         ------       ------       ------       ------       ------       ------

           End of period                                $13.97       $14.05       $17.99       $19.51       $18.53       $17.07(a)
                                                        ------       ------       ------       ------       ------       ------

Total return:                                            (9.01%)     (12.76%)       7.52%       16.34%       22.29%       32.6%(a)
                                                        -------     --------       -----       ------       ------        -----

Ratios/Supplemental data:
      Net assets, end of period                    $56,718,103  $59,406,608  $71,607,938  $65,011,189  $63,096,914  $46,189,099
      Ratio of expenses to average net assets             1.33%        1.10%        1.11%        1.05%        0.76%        0.72%
      Ratio of net income/(loss) to average
        net assets                                        0.17%        0.04%        0.02%        0.31%        0.18%        1.46%
      Portfolio turnover rate                            43.71%      153.17%      178.43%      194.23%      137.03%       88.53%

(a)   Excludes maximum sales load of 4%


      See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
 Six Months Ended December 31, 2001, the Years Ended June 30, 2001, 2000 and 1999
and the Period from January 7, 1998 (commencement of class shares) to June 30, 1998


                                                                        Growth Portfolio- Retail Class
                                                   ----------------------------------------------------------------------------
                                                   Period Ended                                                   Period Ended
                                                   Dec. 31, 2001       2001              2000           1999      June 30, 1998
                                                   -------------      ------           -------         ------     ------------
Net asset value:
    Beginning of period                                 $13.93        $17.93           $19.51         $18.52         $15.86
                                                        ------        ------           -------        -------        ------
    Income/(Loss) from investment operations:
         Net investment income/(loss)                     0.04         (0.04)           (0.05)          0.00           0.04
         Net realized and unrealized gain/(loss)
           on investments                                (0.13)        (2.20)            1.31           2.47           2.66
                                                         ------        ------            -----          -----          ----
    Total income/(loss) from investment operations       (0.09)        (2.24)            1.26           2.47           2.70
                                                         ------        ------            -----          -----          ----

    Less distributions:
    Dividends from net investment income                 (0.01)         0.00             0.00           0.00          (0.04)
    Distribution from capital gains                       0.00         (1.76)           (2.84)         (1.48)          0.00
                                                         -----         ------            ------         ------         ----
         Total distributions                             (0.01)        (1.76)           (2.84)         (1.48)         (0.04)
                                                         ------        ------            ------         ------         ------

         End of period                                  $13.83        $13.93 (a)       $17.93 (a)     $19.51 (a)     $18.52 (a)
                                                        ------        ------            ------         ------         ------

Total return:                                            (9.39%)      (13.10%)(a)(c)     7.18% (a)     16.09% (a)     16.89% (a)(b)
                                                        -------      --------            -----         ------         ------

Ratios/Supplemental data:
    Net assets, end of period                       $1,151,794    $1,259,412       $1,817,151     $1,292,742       $784,176
    Ratio of expenses to average net assets               1.64%         1.40% (c)        1.41%          1.35%          1.50% (c )
    Ratio of net income/(loss) to average net assets     (0.13%)       (0.26%)(c)       (0.28%)         0.01%          0.13% (c )
    Portfolio turnover rate                              43.71%       151.07%          178.43%        194.23%        137.03%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year
(c) Annualized for those periods less than twelve months in duration

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2001 and the
              Years Ended June 30, 2001, 2000, 1999, 1998, and 1997


                                                              Government Securities Portfolio- Institutional Class
                                                 -----------------------------------------------------------------------------
                                                  Period Ended
                                                  Dec. 31, 2001     2001         2000         1999         1998         1997
                                                 --------------    ------       ------       ------       ------       ------
Net asset value:
    Beginning of period                               $9.95         $9.64        $9.79        $9.88        $9.72        $9.64
                                                      -----         -----        -----        -----        -----        -----
    Income (loss) from investment operations:
         Net investment income                         0.25          0.52         0.52         0.51         0.51         0.51
         Net realized and unrealized gain (loss)
           on investments                              0.10          0.30        (0.15)       (0.09)        0.16         0.08
                                                       ----         -----        ------       ------       -----         ----
    Total income from investment operations            0.35          0.82         0.37         0.42         0.67         0.59
                                                       ----         -----        -----        -----        -----         ----

    Less distributions from
         net investment income                        (0.24)        (0.51)       (0.52)       (0.51)       (0.51)       (0.51)
                                                      ------        ------       ------       ------       ------       ------

         End of period                               $10.06         $9.95        $9.64        $9.79        $9.88        $9.72(a)
                                                     ------         -----        -----        -----        -----        -----

Total return:                                          6.90%         8.74%        3.89%        4.33%        7.04%         6.3%(a)
                                                       -----         -----        -----        -----        -----         ----

Ratios/Supplemental data:
    Net assets, end of period                   $39,893,277   $36,158,350  $32,659,584  $29,321,012  $30,367,682  $26,533,869
    Ratio of expenses to average net assets            0.87%         0.86%        0.85%        0.80%        0.82%        0.71%
    Ratio of net income to average net assets          4.74%         5.26%        5.35%        5.13%        5.17%        5.21%
    Portfolio turnover rate                           29.93%       109.69%       30.55%       18.66%        2.07%       27.20%

(a) Excludessmaximummsalessloaddoff3%%


    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
 Six Months Ended December 31, 2001, the Years Ended June 30, 2000 and 1999 and the Period from
  Period from January 13, 1998 (commencement of class shares) to June 30, 1998


                                                                             Government Securities- Retail Class
                                                           -------------------------------------------------------------------------
                                                           Period Ended                                         Period Ended
                                                           Dec. 31, 2001    2001          2000         1999       June 1998
                                                           --------------  ------        ------       ------    --------------
Net asset value:
    Beginning of period                                        $9.95        $9.64        $9.79        $9.89         $9.97
                                                               -----        -----        ------       ------        -----
    Income from investment operations:
         Net investment income                                  0.24         0.48         0.49         0.48          0.25
         Net realized and unrealized gain/(loss)
           on investments                                       0.10         0.31        (0.15)       (0.09)        (0.08)
                                                               -----        -----        ------       ------        ------
    Total income from investment operations                     0.34         0.79         0.34         0.39          0.17
                                                               -----        -----         -----        -----         ----

    Less distributions:
    Dividends from net investment income                       (0.23)       (0.48)       (0.49)       (0.49)        (0.25)

         End of period                                        $10.06        $9.95 (a)    $9.64        $9.79         $9.89
                                                              ------        -----         -----        -----         -----

Total return:                                                   7.22%        8.45%(a)(c)  3.58%        3.96% (a)     1.58% (a)(b)
                                                               -----        -----         -----        -----         -----

Ratios/Supplemental data:
    Net assets, end of period                               $184,106     $155,063     $233,172     $167,494      $139,164
    Ratio of expenses to average net assets                     1.17%        1.16%(c)     1.15%        1.10%         1.21% (c)
    Ratio of net income to average net assets                   4.44%        4.96%(c)     5.05%        4.83%         5.49% (c)
    Portfolio turnover rate                                    29.93%      109.69%       30.55%       18.66%         2.07%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

1.    ORGANIZATION
      Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2001, the following series are presently authorized and have shares outstanding.

         Growth Portfolio                     Government Securities Portfolio

      Each portfolio has two classes of shares authorized and outstanding: retail and institutional

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

      USE OF ESTIMATES: In preparing the financial statements in accordance with accounting principals generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

      VALUATION OF INVESTMENTS
      Investment securities are carried at market determined using the following valuation methods:

      o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

      o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
      All securities are valued in accordance with the above noted policies at the close of each business day.

      The Growth Portfolios is authorized to purchase exchange-traded put and call options. At December 31, 2001, the Growth Portfolio had no such exchange traded options nor were any purchased during the year then ended.

      The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

      SECURITY TRANSACTIONS
      Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

      FEDERAL INCOME TAXES
      It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
      charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Growth Portfolio and the Government Securities Portfolio had an unused capital loss carry forwards of approximately $87,000 and $440,000 available for federal income tax purposes at December 31, 2001. The losses begin expiring in 2003.

      DISTRIBUTION TO SHAREHOLDERS

      Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

      CASH EQUIVALENTS
      Cash  equivalents  consist of money market funds which  declare  dividends
      daily.   As  of  December  31,  2001,  the  average  yield  on  such funds was approximately 1.48%.

3.    FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
      The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser).


      The Portfolios pay the following advisory fee rates per annum of their average daily net asset values:

                  Portfolio                                   Annual Fee Rate
                  -----------------------------------         ---------------
                  Growth                                           .75%
                  Government Securities                            .50%

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.    FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

      The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments.

      The Fund and each of its Portfolios have retained Adminisystems, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.

      The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of all Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets. The Distributor received $44 and paid out $6 of this amount as commissions and dealer reallowances. Institutional shares for all portfolios are not charged sales charges or 12b-1 fees.

      Under the terms of the advisory, administrative and distribution agreements outlined above, the Portfolios collectively incurred $310,872; $119,660 and $1,986 for such services. All of the amount paid to the distributor was to Union Bank & Trust Company under a Dealer Service Agreement.

      At December 31, 2001, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                Payable to   Payable to     Payable to
                                  Adviser   Administrator  Distributor   Total
                                  -------   -------------  -----------   -----
      Growth Portfolio            $36,840      $12,280           $283   $49,403
      Government Securities
         Portfolio                 16,909        8,437             51    25,397

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.    FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

      Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At December 31, 2001, no expense reimbursement was required.


      In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades.

      At December 31, 2001, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                     Shares           Value
                                                  -------------   ------------
         Growth Portfolio Institutional Class        407,264       $5,689,478
         Growth Portfolio Retail Class                   848           11,734
         Government Securities Portfolio
           Institutional Class                       362,834        3,650,107
         Government Securities Portfolio
           Retail Class                                    -                -

      At December 31, 2001,  UBATCO held, in nominee name, the following in each
      Portfolio:
                                                    Shares            Value
                                                  -------------   ------------
         Growth Portfolio Institutional Class      4,057,863      $56,688,346
         Growth Portfolio Retail Class                66,196          915,491
         Government Securities Portfolio
           Institutional Class                     3,971,049       39,948,755
         Government Securities Portfolio
           Retail Class                               17,118          171,697

4.    SECURITIES TRANSACTIONS
      Purchases of  securities  and proceeds from sales were as follows for each
      Portfolio:

                                                 Purchases of       Proceeds
                                                  Securities       from Sales
                                                  ----------       ----------
      Growth Portfolio                           $26,235,044      $23,504,906
      Government Securities Portfolio             13,546,515       10,252,000

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

      4.      SECURITIES TRANSACTIONS (CONTINUED)

      At December 31, 2001, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                       Aggregate Gross
                                                          Unrealized
                                                          ----------
                                                Appreciation       Depreciation
                                                ------------       ------------
       Growth Portfolio                          $11,415,000      $ 2,722,220
       Government Securities Portfolio             1,203,865          100,614

      At December 31, 2001, the cost of investment securities is identical for financial reporting and income tax purposes.


5.    CAPITAL SHARE TRANSACTIONS
      The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors has authorized twenty million shares to be issued in the Growth Portfolio and ten million in the Government Securities Portfolio.

      Transactions in the capital stock of each Portfolio for the six months ended December 31, 2001 were as follows:
                                                Growth               Growth
                                               Portfolio            Portfolio
                                         Institutional Shares     Retail Shares
                                         --------------------     -------------
           Transactions in shares:
              Shares sold                     311,572.923            2,385.950
              Shares redeemed                (480,028.314)          (9,541.501)
              Reinvested dividends              1,337.994               33.320
                                             -------------         ------------
              Net increase/(decrease)        (167,117.397)          (7,122.231)
                                             =============         ============

              Transactions in dollars:
              Dollars sold                    $ 4,193,087            $  32,271
              Dollars redeemed                 (6,383,834)            (125,461)
                 Reinvested dividends              18,826                  464
                                              ------------           ----------
                 Net increase/(decrease)      $(2,171,921)           $ (92,726)
                                              ============           ==========

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.    CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                              Government           Government
                                              Securities           Securities
                                               Portfolio           Portfolio
                                          Institutional Shares    Retail Shares
                                          --------------------    -------------
           Transactions in shares:
              Shares sold                     509,142.447            2,562.550
              Shares redeemed                (257,145.044)            (163.921)
              Reinvested dividends             79,514.922              316.609
                                             -------------          -----------
              Net increase/(decrease)         331,512.325            2,715.238
                                             =============          ===========

           Transactions in dollars:
              Dollars sold                    $ 5,152,988             $ 26,240
              Dollars redeemed                 (2,593,662)              (1,656)
                 Reinvested dividends             801,378                3,190
                                              ------------          -----------
              Net increase/(decrease)         $ 3,360,704             $ 27,774
                                              ============          ===========